SCHEDULE OF CALCULATION OF BASIC AND DILUTED NET INCOME PER ORDINARY SHARE (Details) - USD ($)	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2025
Non-Redeemable Common Class A [Member]
Allocation of net income (loss)		$ 96,451
Basic weighted average shares outstanding		650,301
Diluted weighted average shares outstanding		650,301
Basic net income loss per ordinary share		$ 0.15
Diluted net income loss per ordinary share		$ 0.15
Redeemable Common Class A [Member]
Allocation of net income (loss)		$ 2,655,891
Basic weighted average shares outstanding		17,906,849
Diluted weighted average shares outstanding		17,906,849
Basic net income loss per ordinary share		$ 0.15
Diluted net income loss per ordinary share		$ 0.15
Common Class B [Member]
Allocation of net income (loss)	$ (47,952)	$ 935,074
Basic weighted average shares outstanding	5,833,333	6,304,566
Diluted weighted average shares outstanding	5,833,333	6,304,566
Basic net income loss per ordinary share	$ (0.01)	$ 0.15
Diluted net income loss per ordinary share	$ (0.01)	$ 0.15